TANGIBLE ASSETS - Properties, plant and equipment balance (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,789,025	9,668,799	$ 9,355,172	$ 9,054,173
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,833,765)	(3,074,412)	(2,693,773)	(2,492,071)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,849)	(5,904)	(7,393)	(2,587)
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,783,234	5,663,743
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,223,355	8,740,485	8,497,557	8,388,936
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,435,305)	(3,070,841)	(2,690,167)	(2,487,188)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,816)	(5,901)	$ (7,393)	$ (2,499)
Property, plant and equipment not subject to operating leases [member] | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,003,109	1,007,276
Property, plant and equipment not subject to operating leases [member] | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,007,388	1,011,018
Property, plant and equipment not subject to operating leases [member] | Land | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,279)	(3,742)
Property, plant and equipment not subject to operating leases [member] | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,131,281	2,082,359
Property, plant and equipment not subject to operating leases [member] | Buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,770,341	2,652,100
Property, plant and equipment not subject to operating leases [member] | Buildings | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(639,060)	(569,741)
Property, plant and equipment not subject to operating leases [member] | Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	328,882	329,095
Property, plant and equipment not subject to operating leases [member] | Office Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,069,621	1,013,974
Property, plant and equipment not subject to operating leases [member] | Office Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(740,455)	(684,617)
Property, plant and equipment not subject to operating leases [member] | Office Equipment | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(284)	(262)
Property, plant and equipment not subject to operating leases [member] | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	593,248	464,822
Property, plant and equipment not subject to operating leases [member] | Computer Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,028,137	1,725,795
Property, plant and equipment not subject to operating leases [member] | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,434,889)	(1,260,973)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	65,051	63,556
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	135,334	134,417
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(70,283)	(70,826)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(35)
Property, plant and equipment not subject to operating leases [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,129,868	1,131,554
Property, plant and equipment not subject to operating leases [member] | Machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,397,337	1,355,555
Property, plant and equipment not subject to operating leases [member] | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(267,216)	(222,139)
Property, plant and equipment not subject to operating leases [member] | Machinery | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(253)	(1,862)
Property, plant and equipment not subject to operating leases [member] | Silos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,895	2,874
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,613	8,613
Property, plant and equipment not subject to operating leases [member] | Silos [Member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,718)	(5,739)
Property, plant and equipment not subject to operating leases [member] | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,996	17,737
Property, plant and equipment not subject to operating leases [member] | Warehouses | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	62,002	44,416
Property, plant and equipment not subject to operating leases [member] | Warehouses | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33,006)	(26,679)
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	180,255	160,219
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	410,224	381,158
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(229,969)	(220,939)
Property, plant and equipment not subject to operating leases [member] | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	96,576	185,264
Property, plant and equipment not subject to operating leases [member] | Construction in progress | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	96,576	185,264
Property, plant and equipment not subject to operating leases [member] | Bearer plants
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	224,073	218,987
Property, plant and equipment not subject to operating leases [member] | Bearer plants | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	237,782	228,175
Property, plant and equipment not subject to operating leases [member] | Bearer plants | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (13,709)	$ (9,188)